Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Oct. 01, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jan. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents		$ 45		$ 45		$ 34
Credit facility under the acquisition price		122		122
Fair value of contracts outstanding asset		17		17
Net proceeds used for general corporate purposes				999
Note Repayments before maturity [member]
Disclosure of detailed information about financial instruments [Line Items]
Debt repaid				640
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair Value Gain (Loss) Through Earnings		7		7
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs		1,800		1,800
Commercial papers issued					$ 630
Commercial papers short term outstanding		120		120
Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		1,800		$ 1,800
Maturity date				December 2024
Proceeds from syndicated credit facility			$ 1,000
Repayments of syndicated credit facility		$ 1,000
Credit facility, rate of interest added to reference rate		1.125%		1.125%
Aggregate amount borrowing from lenders				$ 600
Maximum gross loan commitment upon request		$ 2,400		2,400
Borrowings		$ 0		$ 0
Net debt to adjusted EBITDA		1.7		1.7
Credit facility under the acquisition price		$ 500		$ 500
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		4.5		4.5
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member] | Scenario Forecast One [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		5.0		5.0
Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held	45.00%			45.00%
Warrant Valuation [member] | Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Enterprise Value		$ 27,000		$ 27,000
Maximum consideration upon sale		$ 2,500		$ 2,500
Warrant Valuation [member] | Refinitiv [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held				45.00%
Warrant Valuation [member] | Refinitiv [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held				47.60%